Business Combinations - Summary Of Provisional Accounting Pending Allocation (Detail) € in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Dec. 16, 2022 USD ($)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 EUR (€)	Oct. 18, 2022 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill on acquisition	$ 353,645					$ 123,537
The Smart Cube [Member]
Disclosure of detailed information about business combination [line items]
Cash		$ 6,710
Trade receivables		7,472
Unbilled revenue		651
Prepayment and other current assets		1,051
Property and equipment		427
Right-of-use assets		1,781
- Customer relationships		26,692
- Customer contracts		1,959
- Covenant not-to-compete		1,305
- Software		1,305
Non-current assets		1,061
Deferred tax assets		1,767
Current liabilities		(6,011)
Non-current liabilities		(1,689)
Lease liabilities		(1,736)
Deferred tax liabilities		(7,414)
Net assets acquired		35,331
Less: Purchase consideration		(122,150)
Goodwill on acquisition		$ 86,819
OptiBuy [Member]
Disclosure of detailed information about business combination [line items]
Cash			$ 1,075
Trade receivables			2,230
Prepayment and other current assets			440
Property and equipment			45
Right-of-use assets			238
- Customer relationships			3,442
- Customer contracts			934
- Covenant not-to-compete			956
- Software			122
Non-current assets			593
Deferred tax assets			16
Current liabilities			(2,532)
Non-current liabilities			(21)
Lease liabilities			(234)
Deferred tax liabilities			(1,022)
Net assets acquired			6,282
Less: Purchase consideration			(32,064)	€ (30,472)
Goodwill on acquisition			$ 25,782
Large Insurance Company [Member]
Disclosure of detailed information about business combination [line items]
- Customer contracts					$ 37,890
Deferred tax liabilities					(9,300)
Net assets acquired					28,590
Less: Purchase consideration					(44,000)
Goodwill on acquisition					$ 15,410